Income Taxes	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

Note 9. Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets at August 30, 2019 and February 29, 2020, are as follows:

	February 29, 2020	August 30, 2019
Deferred tax assets:
Net operating loss carryforwards	$455,584	$212,618
Capitalized research and development	-------	-
Research and development credit carry forward	1,963	1,963
Total deferred tax assets	453,621	214,581

Less: valuation allowance	(453,621)	(214,581)

Net deferred tax asset	$—	$—

The net increase in the valuation allowance for deferred tax assets was $239,040 for the six months ended February 29, 2020. The Company evaluates its valuation allowance on an annual basis based on projected future operations. When circumstances change and this causes a change in management’s judgment about the realizability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current operations.

For federal income tax purposes, the Company has net U.S. operating loss carry forwards at February 29, 2020 available to offset future federal taxable income, if any, of $3,629,505 which will fully expire by the fiscal year ended August 31, 2039.  Accordingly, there is no current tax expense for the six months ended February 29, 2020. In addition, the Company has research and development tax credit carry forwards of $1,923 at February 29, 2020, which are available to offset federal income taxes and fully expire by November 30, 2039.

The utilization of the tax net operating loss carry forwards may be limited due to ownership changes that have occurred as a result of sales of common stock.

The effects of state income taxes were insignificant for the six months ended February 29, 2020 and February 28, 2019.

Note 9 - Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets at August 31, 2019 and 2018 are as follows:

	Years Ended August 31,
	2019	2018
Deferred tax assets:
Net operating loss carryforwards	$212,618	$131,871
Capitalized research and development	—
Research and development credit carry forward	1,963	1,963
Total deferred tax assets	214,581	133,834
Less: valuation allowance	$(214,581)	$(133,834)

Net deferred tax asset	$—	$—

The net increase in the valuation allowance for deferred tax assets was $80,747 and $43,283 for the years ended August 31, 2019 and 2018. The Company evaluates its valuation allowance on an annual basis based on projected future operations. When circumstances change and this causes a change in management's judgment about the reliability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current operations.

For federal income tax purposes, the Company has net U.S. operating loss carry forwards at August 31, 2019 available to offset future federal taxable income, if any, of $985,355, which will fully expire by the fiscal year ended August 31, 2038.  Accordingly, there is no current tax expense for the years ended August 31, 2019 and 2018. In addition, the Company has research and development tax credit carryforwards of $1,963 at August 31, 2019, which are available to offset federal income taxes and fully expire by August 31, 2038.

The utilization of the tax net operating loss carry forwards may be limited due to ownership changes that have occurred as a result of sales of common stock.

The effects of state income taxes were insignificant for the years ended August 31, 2019 and 2018.